Fair value measurement - Silver stream embedded derivative, continuity schedule (Details) - Silver stream embedded derivative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Continuity schedule for embedded derivative
Balance, beginning of period	$ 0	$ 0
Change in fair value	3,090
Balance, end of period	$ 3,090	$ 0